Shareholder Report, Holdings (Details) - UVA Unconstrained Medium-Term Fixed Income ETF	Dec. 31, 2025
Freddie Mac Pool, 5.00% 4/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fannie Mae Pool, 5.50% 10/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Freddie Mac Pool, 5.00% 12/1/55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fannie Mae Pool, 5.50% 9/1/55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United States Treasury Note, 4.00% 11/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
United States Treasury Note, 2.25% 2/15/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fannie Mae Pools, 5.00% 10/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
eBay Inc, 4.00% 7/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Freddie Mac Pool, 5.00% 7/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fannie Mae Pool, 5.00% 6/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Federal Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%